Derivatives - Interest Rate Swaps - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Interest Rate Derivatives [Abstract]
Realized ineffectiveness of interest rate swaps	$ 0	$ 0